Principal Accounting Policies (Details 7) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Recently issued accounting pronouncements
Reduction of deferred revenue		$ (958,758)	¥ (6,237,969)	¥ (7,531,238)
Increase to retained earnings		$ 6,567,954	42,733,081	35,328,812
Total restricted cash			¥ 5,927,100	5,533,300
ASU No. 2014-09 | Cumulative-effect adjustment | Proforma adjustment
Recently issued accounting pronouncements
Reduction of deferred revenue	¥ 81,700
Increase to retained earnings	27,400
ASU No. 2015-17 | Adjustment
Recently issued accounting pronouncements
Current deferred tax assets				536,300
Non-current deferred tax assets				536,300
Current deferred tax liabilities				358,500
Non-current deferred tax liabilities				¥ 358,500
ASU No. 2016-01 | Proforma adjustment | Subsequent event
Recently issued accounting pronouncements
Increase to retained earnings	38,200
Accumulated other comprehensive income for available-for-sale equity securities reclassified	¥ 38,200